Note 5 - Intangible Assets, Net: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

	September 30,	December 31,
	2015	2014	2013
Video Conferencing software acquired by Prosperity in December 2009	$ 30,000	$ -	$ -
Enterprise and audit software acquired by Prosperity in April 2008	20,000	-	-
Patent costs incurred by WRAP	6,880	6,944	6,944
Other	3,548	-	-

Total	60,428	6,944	6,944

Accumulated amortization	(29,980)	(3,395)	(2,991)

Net	$ 30,448	$ 3,549	$ 3,953